UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ____________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ____________________

_________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

 X  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001955674

    LMREC 2024-CRE5, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:    Not Applicable

   Melody Zaghi, (310) 234-2111

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LaSalle Mortgage Real Estate Capital V, Inc. (depositor)

Date June 10, 2024

/s/ Wallace O. Sellers, Jr. (Signature)

By: Wallace O. Sellers, Jr., Executive Vice President

(senior officer in charge of securitization of the depositor)

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 1	Report of Independent Certified Public Accountants, dated June 10, 2024, of Grant Thornton LLP.